Capital Stock, Stock Awards, and Stock Options (Antidilutive Shares) (Details 6) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Shares [Abstract]
Antidilutive Restricted Stock	30	40	52
Antidilutive Options	0	0	39